CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital		Additional paid-in capital		Treasury shares	Foreign currency translation reserve	Capital reserve for options	Capital reserve for remeasurement gains on defined benefit plans	Accumulated deficit	Non- controlling interests	Total
Balance as of beginning at Dec. 31, 2022	$ 55,687	$ 43		$ 130,009		$ (2)	$ (3,291)	$ 1,002	$ 1,000	$ (73,074)	$ 3,602	$ 59,289
Exercise of share options	25,631	5		25,114		0	0	512	0	0	0	25,631
Share-based payments	691	0		691		0	0	0	0	0	85	776
Equity component of transaction with non-controlling interest	60	0		60		0	0	0	0	0	(60)	0
Net profit (loss)	(2,217)	0		0		0	0	0		(2,217)	97	(2,120)
Total other comprehensive loss	(3,402)	0		0		0	(3,402)	0	0	0	(169)	(3,571)
Dividend paid to non-controlling interests	0	0		0		0	0	0	0	0	(376)	(376)
Balance as of ending at Jun. 30, 2023	76,450	48		155,874		(2)	(6,693)	1,514	1,000	(75,291)	3,179	79,629
Balance as of beginning at Dec. 31, 2022	55,687	43		130,009		(2)	(3,291)	1,002	1,000	(73,074)	3,602	59,289
Exercise of share options	25,631	5		25,114		0	0	512	0	0	0	25,631
Exercise of Employee options	0		[1]		[1]	0	0	0	0	0	0	0
Share-based payments	1,116	0		1,116		0	0	0	0	0	136	1,252
Equity component of transaction with non-controlling interest	95	0		95		0	0	0	0	0	(95)	0
Net profit (loss)	(7,056)	0		0		0	0	0		(7,056)	201	(6,855)
Total other comprehensive loss	(1,945)	0		0		0	(2,003)	0	58	0	(122)	(2,067)
Dividend paid to non-controlling interests	0	0		0		0	0	0	0	0	(789)	(789)
Balance as of ending at Dec. 31, 2023	73,528	48		156,334		(2)	(5,294)	1,514	1,058	(80,130)	2,933	76,461
Share-based payments	284	0		284		0	0	0	0	0	27	311
Equity component of transaction with non-controlling interest	19	0		19		0	0	0	0	0	(19)	0
Net profit (loss)	(4,001)	0		0		0	0	0		(4,001)	111	(3,890)
Total other comprehensive loss	(2,509)	0		0		0	(2,509)	0	0	0	(105)	(2,614)
Balance as of ending at Jun. 30, 2024	$ 67,321	$ 48		$ 156,637		$ (2)	$ (7,803)	$ 1,514	$ 1,058	$ (84,131)	$ 2,947	$ 70,268

[1]	Represents less than $1